UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2022 to June 30, 2023

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Haverford Quality Growth Stock Fund
A series of The Advisors’ Inner Circle Fund

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ACCENTURE PLC
Security ID: G1151C101
Ticker: ACN
Meeting Date: 01-Feb-23
1a.	Appointment of Director: Jaime Ardila	Issuer	For	Voted - For
1b.	Appointment of Director: Nancy Mckinstry	Issuer	For	Voted - For
1c.	Appointment of Director: Beth E. Mooney	Issuer	For	Voted - For
1d.	Appointment of Director: Gilles C. Pélisson	Issuer	For	Voted - Against
1e.	Appointment of Director: Paula A. Price	Issuer	For	Voted - For
1f.	Appointment of Director: Venkata (murthy) Renduchintala	Issuer	For	Voted - For
1g.	Appointment of Director: Arun Sarin	Issuer	For	Voted - For
1h.	Appointment of Director: Julie Sweet	Issuer	For	Voted - For
1i.	Appointment of Director: Tracey T. Travis	Issuer	For	Voted - For
2.	To Approve, in A Non-binding Vote, the Compensation of our Named Executive Officers.	Issuer	For	Voted - For
3.	To Approve, in A Non-binding Vote, the Frequency of Future Non-binding Votes to Approve the Compensation of our Named Executive Officers.	Issuer	1 Year	Voted - 1 Year
4.
To Ratify, in A Non-binding Vote, the Appointment of KPMG LLP (kpmg&quot) As Independent Auditor of Accenture and to Authorize, in A Binding Vote, the Audit Committee of the Board of Directors to Determine KPMGs Remuneration. &quot
		Issuer	For	Voted - Against
5.	To Grant the Board of Directors the Authority to Issue Shares Under Irish Law.	Issuer	For	Voted - For
6.	To Grant the Board of Directors the Authority to Opt-out of Pre-emption Rights Under Irish Law.	Issuer	For	Voted - For
7.	To Determine the Price Range at Which Accenture Can Re-allot Shares That It Acquires As Treasury Shares Under Irish Law.	Issuer	For	Voted - For
AIR PRODUCTS AND CHEMICALS, INC.
Security ID: 009158106
Ticker: APD
Meeting Date: 26-Jan-23
1a.	Election of Director: Tonit M. Calaway	Issuer	For	Voted - Against
1b.	Election of Director: Charles Cogut	Issuer	For	Voted - For
1c.	Election of Director: Lisa A. Davis	Issuer	For	Voted - Against
1d.	Election of Director: Seifollah Ghasemi	Issuer	For	Voted - For
1e.	Election of Director: David H.y. Ho	Issuer	For	Voted - Against
1f.	Election of Director: Edward L. Monser	Issuer	For	Voted - Against
1g.	Election of Director: Matthew H. Paull	Issuer	For	Voted - For
1h.	Election of Director: Wayne T. Smith	Issuer	For	Voted - Against
2.	Advisory Vote Approving the Compensation of the Companys Executive Officers.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Advisory Vote on the Frequency of Future Advisory Votes on Executive Officer Compensation.	Issuer	1 Year	Voted - 1 Year
4.	Ratify the Appointment of Deloitte & Touche LLP As the Companys Independent Registered Public Accounting Firm for the Fiscal Year Ending September 30, 2023.	Issuer	For	Voted - Against
AON PLC
Security ID: G0403H108
Ticker: AON
Meeting Date: 16-Jun-23
1a.	Election of Director: Lester B. Knight	Issuer	For	Voted - Against
1b.	Election of Director: Gregory C. Case	Issuer	For	Voted - For
1c.	Election of Director: Jin-yong Cai	Issuer	For	Voted - Against
1d.	Election of Director: Jeffrey C. Campbell	Issuer	For	Voted - Against
1e.	Election of Director: Fulvio Conti	Issuer	For	Voted - Against
1f.	Election of Director: Cheryl A. Francis	Issuer	For	Voted - Against
1g.	Election of Director: Adriana Karaboutis	Issuer	For	Voted - For
1h.	Election of Director: Richard C. Notebaert	Issuer	For	Voted - Against
1i.	Election of Director: Gloria Santona	Issuer	For	Voted - For
1j.	Election of Director: Sarah E. Smith	Issuer	For	Voted - For
1k.	Election of Director: Byron O. Spruell	Issuer	For	Voted - Against
1l.	Election of Director: Carolyn Y. Woo	Issuer	For	Voted - Against
2.	Advisory Vote to Approve the Compensation of the Companys Named Executive Officers.	Issuer	For	Voted - Against
3.	Advisory Vote on the Frequency of Holding an Advisory Vote on Executive Compensation.	Issuer	1 Year	Voted - 1 Year
4.	Ratify the Appointment of Ernst & Young LLP As the Companys Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2023	Issuer	For	Voted - Against
5.	Re-appoint Ernst & Young Chartered Accountants As the Companys Statutory Auditor Under Irish Law	Issuer	For	Voted - Against
6.	Authorize the Board Or the Audit Committee of the Board to Determine the Remuneration of Ernst & Young Ireland, in Its Capacity As the Companys Statutory Auditor Under Irish Law.	Issuer	For	Voted - Against
7.	Approve the Aon PLC 2011 Incentive Plan, As Amended and Restated.	Issuer	For	Voted - Against
APPLE INC.
Security ID: 037833100
Ticker: AAPL
Meeting Date: 10-Mar-23
1a	Election of Director: James Bell	Issuer	For	Voted - For
1b	Election of Director: Tim Cook	Issuer	For	Voted - For
1c	Election of Director: Al Gore	Issuer	For	Voted - Against
1d	Election of Director: Alex Gorsky	Issuer	For	Voted - For
1e	Election of Director: Andrea Jung	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1f	Election of Director: Art Levinson	Issuer	For	Voted - Against
1g	Election of Director: Monica Lozano	Issuer	For	Voted - For
1h	Election of Director: Ron Sugar	Issuer	For	Voted - Against
1i	Election of Director: Sue Wagner	Issuer	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Apples Independent Registered Public Accounting Firm for Fiscal 2023	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Executive Compensation	Issuer	For	Voted - Against
4.	Advisory Vote on the Frequency of Advisory Votes on Executive Compensation	Issuer	1 Year	Voted - 1 Year
5.	A Shareholder Proposal Entitled Civil Rights and Non-discrimination Audit Proposal&quot &quot	Shareholder	Against	Voted - For
6.	A Shareholder Proposal Entitled Communist China Audit&quot &quot	Shareholder	Against	Voted - For
7.	A Shareholder Proposal on Board Policy for Communication with Shareholder Proponents	Shareholder	Against	Voted - Against
8.	A Shareholder Proposal Entitled Racial and Gender Pay Gaps&quot &quot	Shareholder	Against	Voted - For
9.	A Shareholder Proposal Entitled Shareholder Proxy Access Amendments&quot &quot	Shareholder	Against	Voted - For
BECTON, DICKINSON AND COMPANY
Security ID: 075887109
Ticker: BDX
Meeting Date: 24-Jan-23
1A.	Election of Director: William M. Brown	Issuer	For	Voted - Against
1B.	Election of Director: Catherine M. Burzik	Issuer	For	Voted - For
1C.	Election of Director: Carrie L. Byington	Issuer	For	Voted - For
1D.	Election of Director: R Andrew Eckert	Issuer	For	Voted - Against
1E.	Election of Director: Claire M. Fraser	Issuer	For	Voted - Against
1F.	Election of Director: Jeffrey W. Henderson	Issuer	For	Voted - Against
1G.	Election of Director: Christopher Jones	Issuer	For	Voted - Against
1H.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - Against
1I.	Election of Director: Thomas E. Polen	Issuer	For	Voted - Against
1J.	Election of Director: Timothy M. Ring	Issuer	For	Voted - For
1K.	Election of Director: Bertram L. Scott	Issuer	For	Voted - For
2.	Ratification of the Selection of the Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - Against
4.	Advisory Vote to Approve the Frequency of Named Executive Officer Compensation Advisory Votes.	Issuer	1 Year	Voted - 1 Year
5.	Approval of Amendments to the 2004 Employee and Director Equity-based Compensation Plan.	Issuer	For	Voted - Against
6.	A Shareholder Proposal to Require Prior Shareholder Approval of Certain Termination Payments, If Properly Presented at the Meeting.	Shareholder	Against	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BLACKROCK, INC.
Security ID: 09247X101
Ticker: BLK
Meeting Date: 24-May-23
1a.	Election of Director: Bader M. Alsaad	Issuer	For	Voted - For
1b.	Election of Director: Pamela Daley	Issuer	For	Voted - For
1c.	Election of Director: Laurence D. Fink	Issuer	For	Voted - Against
1d.	Election of Director: William E. Ford	Issuer	For	Voted - Against
1e.	Election of Director: Fabrizio Freda	Issuer	For	Voted - Against
1f.	Election of Director: Murry S. Gerber	Issuer	For	Voted - Against
1g.	Election of Director: Margaret Peggy&quot L. Johnson &quot	Issuer	For	Voted - Against
1h.	Election of Director: Robert S. Kapito	Issuer	For	Voted - For
1i.	Election of Director: Cheryl D. Mills	Issuer	For	Voted - Against
1j.	Election of Director: Gordon M. Nixon	Issuer	For	Voted - Against
1k.	Election of Director: Kristin C. Peck	Issuer	For	Voted - For
1l.	Election of Director: Charles H. Robbins	Issuer	For	Voted - For
1m.	Election of Director: Marco Antonio Slim Domit	Issuer	For	Voted - Against
1n.	Election of Director: Hans E. Vestberg	Issuer	For	Voted - For
1o.	Election of Director: Susan L. Wagner	Issuer	For	Voted - For
1p.	Election of Director: Mark Wilson	Issuer	For	Voted - For
2.	Approval, in A Non-binding Advisory Vote, of the Compensation for Named Executive Officers.	Issuer	For	Voted - Against
3.	Approval, in A Non-binding Advisory Vote, of the Frequency of Future Executive Compensation Advisory Votes.	Issuer	1 Year	Voted - 1 Year
4.	Ratification of the Appointment of Deloitte LLP As Blackrocks Independent Registered Public Accounting Firm for the Fiscal Year 2023.	Issuer	For	Voted - Against
5.	Shareholder Proposal - Civil Rights, Non-discrimination and Returns to Merit Audit.	Shareholder	Against	Voted - For
6.	Shareholder Proposal - Production of A Report on Blackrocks Ability to Engineer Decarbonization in the Real Economy&quot. &quot	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Impact Report for Climate-related Human Risks of Ishares U.S. Aerospace and Defense Exchange-traded Fund.	Shareholder	Against	Voted - For
CHEVRON CORPORATION
Security ID: 166764100
Ticker: CVX
Meeting Date: 31-May-23
1a.	Election of Director: Wanda M. Austin	Issuer	For	Voted - For
1b.	Election of Director: John B. Frank	Issuer	For	Voted - For
1c.	Election of Director: Alice P. Gast	Issuer	For	Voted - For
1d.	Election of Director: Enrique Hernandez, Jr.	Issuer	For	Voted - For
1e.	Election of Director: Marillyn A. Hewson	Issuer	For	Voted - For
1f.	Election of Director: Jon M. Huntsman Jr.	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1g.	Election of Director: Charles W. Moorman	Issuer	For	Voted - Against
1h.	Election of Director: Dambisa F. Moyo	Issuer	For	Voted - For
1i.	Election of Director: Debra Reed-klages	Issuer	For	Voted - For
1j.	Election of Director: D. James Umpleby III	Issuer	For	Voted - For
1k.	Election of Director: Cynthia J. Warner	Issuer	For	Voted - For
1l.	Election of Director: Michael K. Wirth	Issuer	For	Voted - Against
2.	Ratification of Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - For
4.	Advisory Vote on the Frequency of Future Advisory Votes on Named Executive Officer Compensation	Issuer	1 Year	Voted - 1 Year
5.	Rescind the 2021 Reduce Scope 3 Emissions&quot Stockholder Proposal &quot	Shareholder	Against	Voted - For
6.	Set A Medium-term Scope 3 Ghg Emissions Reduction Target	Shareholder	Against	Voted - Against
7.	Recalculate Emissions Baseline to Exclude Emissions from Material Divestitures	Shareholder	Against	Voted - For
8.	Establish Board Committee on Decarbonization Risk	Shareholder	Against	Voted - Against
9.	Report on Worker and Community Impact from Facility Closures and Energy Transitions	Shareholder	Against	Voted - For
10.	Report on Racial Equity Audit	Shareholder	Against	Voted - For
11.	Report on Tax Practices	Shareholder	Against	Voted - Against
12.	Independent Chair	Shareholder	Against	Voted - For
COSTCO WHOLESALE CORPORATION
Security ID: 22160K105
Ticker: COST
Meeting Date: 19-Jan-23
1a.	Election of Director: Susan L. Decker	Issuer	For	Voted - For
1b.	Election of Director: Kenneth D. Denman	Issuer	For	Voted - For
1c.	Election of Director: Richard A. Galanti	Issuer	For	Voted - For
1d.	Election of Director: Hamilton E. James	Issuer	For	Voted - For
1e.	Election of Director: W. Craig Jelinek	Issuer	For	Voted - For
1f.	Election of Director: Sally Jewell	Issuer	For	Voted - For
1g.	Election of Director: Charles T. Munger	Issuer	For	Voted - Against
1h.	Election of Director: Jeffrey S. Raikes	Issuer	For	Voted - Against
1i.	Election of Director: John W. Stanton	Issuer	For	Voted - For
1j.	Election of Director: Ron M. Vachris	Issuer	For	Voted - For
1k.	Election of Director: Maggie Wilderotter	Issuer	For	Voted - For
2.	Ratification of Selection of Independent Auditors.	Issuer	For	Voted - Against
3.	Approval, on an Advisory Basis, of Executive Compensation.	Issuer	For	Voted - For
4.	Approval, on an Advisory Basis, of Frequency of Future Advisory Votes on Executive Compensation.	Issuer	1 Year	Voted - 1 Year
5.	Shareholder Proposal Regarding Report on Risks of State Policies Restricting Reproductive Rights.	Shareholder	Against	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CVS HEALTH CORPORATION
Security ID: 126650100
Ticker: CVS
Meeting Date: 18-May-23
1a.	Election of Director: Fernando Aguirre	Issuer	For	Voted - For
1b.	Election of Director: Jeffrey R. Balser, M.D., Ph.D.	Issuer	For	Voted - For
1c.	Election of Director: C. David Brown II	Issuer	For	Voted - Against
1d.	Election of Director: Alecia A. Decoudreaux	Issuer	For	Voted - For
1e.	Election of Director: Nancy-ann M. Deparle	Issuer	For	Voted - For
1f.	Election of Director: Roger N. Farah	Issuer	For	Voted - Against
1g.	Election of Director: Anne M. Finucane	Issuer	For	Voted - Against
1h.	Election of Director: Edward J. Ludwig	Issuer	For	Voted - For
1i.	Election of Director: Karen S. Lynch	Issuer	For	Voted - For
1j.	Election of Director: Jean-pierre Millon	Issuer	For	Voted - Against
1k.	Election of Director: Mary L. Schapiro	Issuer	For	Voted - For
2.	Ratification of the Appointment of our Independent Registered Public Accounting Firm for 2023	Issuer	For	Voted - Against
3.	Say on Pay, A Proposal to Approve, on an Advisory Basis, the Companys Executive Compensation	Issuer	For	Voted - Against
4.	Proposal to Recommend, on an Advisory Basis, the Frequency of Advisory Votes on Executive Compensation Votes	Issuer	1 Year	Voted - 1 Year
5.	Stockholder Proposal Requesting Paid Sick Leave for All Employees	Shareholder	Against	Voted - For
6.	Stockholder Proposal for Reducing our Ownership Threshold to Request A Special Stockholder Meeting	Shareholder	Against	Voted - For
7.	Stockholder Proposal Regarding Fair Elections&quot and Requiring Stockholder Approval of Certain Types of By-law Amendments &quot	Shareholder	Against	Voted - For
8.	Stockholder Proposal Requesting A Report on A Worker Rights Assessment&quot &quot	Shareholder	Against	Voted - Against
9.	Stockholder Proposal to Prevent Company Directors from Simultaneously Sitting on the Boards of Directors of Any Other Company	Shareholder	Against	Voted - Against
HONEYWELL INTERNATIONAL INC.
Security ID: 438516106
Ticker: HON
Meeting Date: 19-May-23
1A.	Election of Director: Darius Adamczyk	Issuer	For	Voted - Against
1B.	Election of Director: Duncan B. Angove	Issuer	For	Voted - For
1C.	Election of Director: William S. Ayer	Issuer	For	Voted - For
1D.	Election of Director: Kevin Burke	Issuer	For	Voted - Against
1E.	Election of Director: D. Scott Davis	Issuer	For	Voted - Against
1F.	Election of Director: Deborah Flint	Issuer	For	Voted - For
1G.	Election of Director: Vimal Kapur	Issuer	For	Voted - For
1H.	Election of Director: Rose Lee	Issuer	For	Voted - For
1I.	Election of Director: Grace D. Lieblein	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1J.	Election of Director: Robin L. Washington	Issuer	For	Voted - For
1K.	Election of Director: Robin Watson	Issuer	For	Voted - For
2.	Advisory Vote to Approve Frequency of Advisory Vote on Executive Compensation.	Issuer	1 Year	Voted - 1 Year
3.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
4.	Approval of Independent Accountants.	Issuer	For	Voted - Against
5.	Shareowner Proposal - Independent Board Chairman.	Shareholder	Against	Voted - For
6.	Shareowner Proposal - Environmental and Health Impact Report.	Shareholder	Against	Voted - For
JOHNSON & JOHNSON
Security ID: 478160104
Ticker: JNJ
Meeting Date: 27-Apr-23
1a.	Election of Director: Darius Adamczyk	Issuer	For	Voted - For
1b.	Election of Director: Mary C. Beckerle	Issuer	For	Voted - For
1c.	Election of Director: D. Scott Davis	Issuer	For	Voted - For
1d.	Election of Director: Jennifer A. Doudna	Issuer	For	Voted - For
1e.	Election of Director: Joaquin Duato	Issuer	For	Voted - Against
1f.	Election of Director: Marillyn A. Hewson	Issuer	For	Voted - For
1g.	Election of Director: Paula A. Johnson	Issuer	For	Voted - For
1h.	Election of Director: Hubert Joly	Issuer	For	Voted - Against
1I.	Election of Director: Mark B. Mcclellan	Issuer	For	Voted - For
1j.	Election of Director: Anne M. Mulcahy	Issuer	For	Voted - For
1k.	Election of Director: Mark A. Weinberger	Issuer	For	Voted - For
1l.	Election of Director: Nadja Y. West	Issuer	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - For
3.	Advisory Vote on the Frequency of Voting to Approve Named Executive Officer Compensation	Issuer	1 Year	Voted - 1 Year
4.	Ratification of Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
5.	Proposal Withdrawn (federal Securities Laws Mandatory Arbitration Bylaw)	Shareholder	For	Voted - Against
6.	Vaccine Pricing Report	Shareholder	Against	Voted - For
7.	Executive Compensation Adjustment Policy	Shareholder	Against	Voted - For
8.	Impact of Extended Patent Exclusivities on Product Access	Shareholder	Against	Voted - For
JPMORGAN CHASE & CO.
Security ID: 46625H100
Ticker: JPM
Meeting Date: 16-May-23
1a.	Election of Director: Linda B. Bammann	Issuer	For	Voted - Against
1b.	Election of Director: Stephen B. Burke	Issuer	For	Voted - Against
1c.	Election of Director: Todd A. Combs	Issuer	For	Voted - Against
1d.	Election of Director: James S. Crown	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1e.	Election of Director: Alicia Boler Davis	Issuer	For	Voted - For
1f.	Election of Director: James Dimon	Issuer	For	Voted - Against
1g.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - Against
1h.	Election of Director: Alex Gorsky	Issuer	For	Voted - For
1i.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1j.	Election of Director: Michael A. Neal	Issuer	For	Voted - For
1k.	Election of Director: Phebe N. Novakovic	Issuer	For	Voted - For
1l.	Election of Director: Virginia M. Rometty	Issuer	For	Voted - Against
2.	Advisory Resolution to Approve Executive Compensation	Issuer	For	Voted - Against
3.	Advisory Vote on Frequency of Advisory Resolution to Approve Executive Compensation	Issuer	1 Year	Voted - 1 Year
4.	Ratification of Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
5.	Independent Board Chairman	Shareholder	Against	Voted - For
6.	Fossil Fuel Phase Out	Shareholder	Against	Voted - Against
7.	Amending Public Responsibility Committee Charter to Include Mandate to Oversee Animal Welfare Impact and Risk	Shareholder	Against	Voted - Against
8.	Special Shareholder Meeting Improvement	Shareholder	Against	Voted - For
9.	Report on Climate Transition Planning	Shareholder	Against	Voted - For
10.	Report on Ensuring Respect for Civil Liberties	Shareholder	Against	Voted - For
11.	Report Analyzing the Congruence of the Companys Political and Electioneering Expenditures	Shareholder	Against	Voted - Against
12.	Absolute Ghg Reduction Goals	Shareholder	Against	Voted - For
MEDTRONIC PLC
Security ID: G5960L103
Ticker: MDT
Meeting Date: 08-Dec-22
1a.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Richard H. Anderson	Issuer	For	Voted - Against
1b.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Craig Arnold	Issuer	For	Voted - For
1c.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Scott C. Donnelly	Issuer	For	Voted - For
1d.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Lidia L. Fonseca	Issuer	For	Voted - Against
1e.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Andrea J. Goldsmith, Ph.D.	Issuer	For	Voted - For
1f.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Randall J. Hogan, III	Issuer	For	Voted - For
1g.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Kevin E. Lofton	Issuer	For	Voted - For
1h.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Geoffrey S. Martha	Issuer	For	Voted - Against
1i.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Elizabeth G. Nabel, M.D.	Issuer	For	Voted - Against
1j.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Denise M. Oleary	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1k.	Election of Director to Hold Office Until the 2023 Annual General Meeting: Kendall J. Powell	Issuer	For	Voted - Against
2.
Ratifying, in A Non-binding Vote, the Appointment of PricewaterhouseCoopers LLP As the Companys Independent Auditor for Fiscal Year 2023 and Authorizing, in A Binding Vote, the Board of Directors, Acting Through the Audit Committee, to Set the Auditors Remuneration.
		Issuer	For	Voted - Against
3.	Approving, on an Advisory Basis, the Companys Executive Compensation.	Issuer	For	Voted - Against
4.	Renewing the Board of Directors Authority to Issue Shares Under Irish Law.	Issuer	For	Voted - For
5.	Renewing the Board of Directors Authority to Opt Out of Pre-emption Rights Under Irish Law.	Issuer	For	Voted - For
6.	Authorizing the Company and Any Subsidiary of the Company to Make Overseas Market Purchases of Medtronic Ordinary Shares.	Issuer	For	Voted - Against
MICROSOFT CORPORATION
Security ID: 594918104
Ticker: MSFT
Meeting Date: 13-Dec-22
1a.	Election of Director: Reid G. Hoffman	Issuer	For	Voted - For
1b.	Election of Director: Hugh F. Johnston	Issuer	For	Voted - For
1c.	Election of Director: Teri L. List	Issuer	For	Voted - For
1d.	Election of Director: Satya Nadella	Issuer	For	Voted - Against
1e.	Election of Director: Sandra E. Peterson	Issuer	For	Voted - Against
1f.	Election of Director: Penny S. Pritzker	Issuer	For	Voted - For
1g.	Election of Director: Carlos A. Rodriguez	Issuer	For	Voted - For
1h.	Election of Director: Charles W. Scharf	Issuer	For	Voted - Against
1i.	Election of Director: John W. Stanton	Issuer	For	Voted - For
1j.	Election of Director: John W. Thompson	Issuer	For	Voted - For
1k.	Election of Director: Emma N. Walmsley	Issuer	For	Voted - Against
1l.	Election of Director: Padmasree Warrior	Issuer	For	Voted - Against
2.	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - Against
3.	Ratification of the Selection of Deloitte & Touche LLP As our Independent Auditor for Fiscal Year 2023	Issuer	For	Voted - Against
4.	Shareholder Proposal - Cost/benefit Analysis of Diversity and Inclusion	Shareholder	Against	Voted - For
5.	Shareholder Proposal - Report on Hiring of Persons with Arrest Or Incarceration Records	Shareholder	Against	Voted - For
6.	Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Report on Government Use of Microsoft Technology	Shareholder	Against	Voted - For
8.	Shareholder Proposal - Report on Development of Products for Military	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on Tax Transparency	Shareholder	Against	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

NIKE, INC.
Security ID: 654106103
Ticker: NKE
Meeting Date: 09-Sep-22
1a.	Election of Class B Director: Alan B. Graf, Jr.	Issuer	For	Voted - Withheld
1b.	Election of Class B Director: Peter B. Henry	Issuer	For	Voted - For
1c.	Election of Class B Director: Michelle A. Peluso	Issuer	For	Voted - For
2.	To Approve Executive Compensation by an Advisory Vote.	Issuer	For	Voted - For
3.	To Ratify the Appointment of PricewaterhouseCoopers LLP As Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
4.	To Approve the Amendment of the Nike, Inc. Employee Stock Purchase Plan to Increase Authorized Shares.	Issuer	For	Voted - For
5.	To Consider A Shareholder Proposal Regarding A Policy on China Sourcing, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
ORACLE CORPORATION
Security ID: 68389X105
Ticker: ORCL
Meeting Date: 16-Nov-22
1.	Director: Awo Ablo	Issuer	For	Voted - For
1.	Director: Jeffrey S. Berg	Issuer	For	Voted - Withheld
1.	Director: Michael J. Boskin	Issuer	For	Voted - Withheld
1.	Director: Safra A. Catz	Issuer	For	Voted - For
1.	Director: Bruce R. Chizen	Issuer	For	Voted - Withheld
1.	Director: George H. Conrades	Issuer	For	Voted - Withheld
1.	Director: Lawrence J. Ellison	Issuer	For	Voted - Withheld
1.	Director: Rona A. Fairhead	Issuer	For	Voted - For
1.	Director: Jeffrey O. Henley	Issuer	For	Voted - For
1.	Director: Renee J. James	Issuer	For	Voted - For
1.	Director: Charles W. Moorman	Issuer	For	Voted - Withheld
1.	Director: Leon E. Panetta	Issuer	For	Voted - Withheld
1.	Director: William G. Parrett	Issuer	For	Voted - For
1.	Director: Naomi O. Seligman	Issuer	For	Voted - Withheld
1.	Director: Vishal Sikka	Issuer	For	Voted - For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.	Issuer	For	Voted - Against
3.	Ratification of the Selection of our Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PEPSICO, INC.
Security ID: 713448108
Ticker: PEP
Meeting Date: 03-May-23
1a.	Election of Director: Segun Agbaje	Issuer	For	Voted - For
1b.	Election of Director: Jennifer Bailey	Issuer	For	Voted - For
1c.	Election of Director: Cesar Conde	Issuer	For	Voted - For
1d.	Election of Director: Ian Cook	Issuer	For	Voted - Against
1e.	Election of Director: Edith W. Cooper	Issuer	For	Voted - For
1f.	Election of Director: Susan M. Diamond	Issuer	For	Voted - For
1g.	Election of Director: Dina Dublon	Issuer	For	Voted - For
1h.	Election of Director: Michelle Gass	Issuer	For	Voted - For
1i.	Election of Director: Ramon L. Laguarta	Issuer	For	Voted - Against
1j.	Election of Director: Dave J. Lewis	Issuer	For	Voted - For
1k.	Election of Director: David C. Page	Issuer	For	Voted - For
1l.	Election of Director: Robert C. Pohlad	Issuer	For	Voted - For
1m.	Election of Director: Daniel Vasella	Issuer	For	Voted - Against
1n.	Election of Director: Darren Walker	Issuer	For	Voted - For
1o.	Election of Director: Alberto Weisser	Issuer	For	Voted - Against
2.	Ratification of the Appointment of KPMG LLP As the Companys Independent Registered Public Accounting Firm for Fiscal Year 2023.	Issuer	For	Voted - Against
3.	Advisory Approval of the Companys Executive Compensation	Issuer	For	Voted - For
4.	Advisory Vote on Frequency of Future Shareholder Advisory Approval of the Companys Executive Compensation.	Issuer	1 Year	Voted - 1 Year
5.	Shareholder Proposal - Independent Board Chair.	Shareholder	Against	Voted - For
6.	Shareholder Proposal - Global Transparency Report.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Report on Impacts of Reproductive Healthcare Legislation	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Congruency Report on Net-zero Emissions Policies.	Shareholder	Against	Voted - Against
RAYTHEON TECHNOLOGIES
Security ID: 75513E101
Ticker: RTX
Meeting Date: 02-May-23
1a.	Election of Director: Tracy A. Atkinson	Issuer	For	Voted - For
1b.	Election of Director: Leanne G. Caret	Issuer	For	Voted - For
1c.	Election of Director: Bernard A. Harris, Jr.	Issuer	For	Voted - For
1d.	Election of Director: Gregory J. Hayes	Issuer	For	Voted - For
1e.	Election of Director: George R. Oliver	Issuer	For	Voted - For
1f.	Election of Director: Robert K. (kelly) Ortberg	Issuer	For	Voted - For
1g.	Election of Director: Dinesh C. Paliwal	Issuer	For	Voted - For
1h.	Election of Director: Ellen M. Pawlikowski	Issuer	For	Voted - For
1i.	Election of Director: Denise L. Ramos	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1j.	Election of Director: Fredric G. Reynolds	Issuer	For	Voted - For
1k.	Election of Director: Brian C. Rogers	Issuer	For	Voted - For
1l.	Election of Director: James A. Winnefeld, Jr.	Issuer	For	Voted - For
1m.	Election of Director: Robert O. Work	Issuer	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation	Issuer	For	Voted - For
3.	Advisory Vote on the Frequency of Shareowner Votes on Named Executive Officer Compensation	Issuer	1 Year	Voted - 1 Year
4.	Appoint PricewaterhouseCoopers LLP to Serve As Independent Auditor for 2023	Issuer	For	Voted - Against
5.	Approve an Amendment to the Restated Certificate of Incorporation to Repeal Article Ninth	Issuer	For	Voted - For
6.	Approve an Amendment to the Restated Certificate of Incorporation to Eliminate Personal Liability of Officers for Monetary Damages for Breach of Fiduciary Duty As an Officer	Issuer	For	Voted - For
7.	Shareowner Proposal Requesting the Board Adopt an Independent Board Chair Policy	Shareholder	Against	Voted - For
8.	Shareowner Proposal Requesting A Report on Greenhouse Gas Reduction Plan	Shareholder	Against	Voted - For
S&P GLOBAL INC.
Security ID: 78409V104
Ticker: SPGI
Meeting Date: 03-May-23
1A.	Election of Director: Marco Alverà	Issuer	For	Voted - For
1B.	Election of Director: Jacques Esculier	Issuer	For	Voted - For
1C.	Election of Director: Gay Huey Evans	Issuer	For	Voted - Against
1D.	Election of Director: William D. Green	Issuer	For	Voted - Against
1E.	Election of Director: Stephanie C. Hill	Issuer	For	Voted - Against
1F.	Election of Director: Rebecca Jacoby	Issuer	For	Voted - For
1G.	Election of Director: Robert P. Kelly	Issuer	For	Voted - Against
1H.	Election of Director: Ian P. Livingston	Issuer	For	Voted - For
1I.	Election of Director: Deborah D. Mcwhinney	Issuer	For	Voted - For
1J.	Election of Director: Maria R. Morris	Issuer	For	Voted - For
1K.	Election of Director: Douglas L. Peterson	Issuer	For	Voted - For
1L.	Election of Director: Richard E. Thornburgh	Issuer	For	Voted - Against
1M.	Election of Director: Gregory Washington	Issuer	For	Voted - Against
2.	Approve, on an Advisory Basis, the Executive Compensation Program for the Companys Named Executive Officers.	Issuer	For	Voted - Against
3.	Approve, on an Advisory Basis, the Frequency on Which the Company Conducts an Advisory Vote on the Executive Compensation Program for the Companys Named Executive Officers.	Issuer	1 Year	Voted - 1 Year
4.	Ratify the Appointment of Ernst & Young LLP As the Companys Independent Auditor for 2023;	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

STARBUCKS CORPORATION
Security ID: 855244109
Ticker: SBUX
Meeting Date: 23-Mar-23
1a.	Election of Director: Richard E. Allison, Jr.	Issuer	For	Voted - Against
1b.	Election of Director: Andrew Campion	Issuer	For	Voted - Against
1c.	Election of Director: Beth Ford	Issuer	For	Voted - For
1d.	Election of Director: Mellody Hobson	Issuer	For	Voted - Against
1e.	Election of Director: Jørgen Vig Knudstorp	Issuer	For	Voted - For
1f.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1g.	Election of Director: Laxman Narasimhan	Issuer	For	Voted - For
1h.	Election of Director: Howard Schultz	Issuer	For	Voted - For
2.	Approval, on A Nonbinding Basis, of the Compensation Paid to our Named Executive Officers	Issuer	For	Voted - Against
3.	Approval, on A Nonbinding Basis, of the Frequency of Future Advisory Votes on Executive Compensation	Issuer	1 Year	Voted - 1 Year
4.	Ratify the Selection of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for Fiscal 2023	Issuer	For	Voted - Against
5.	Report on Plant-based Milk Pricing	Shareholder	Against	Voted - Against
6.	Ceo Succession Planning Policy Amendment	Shareholder	Against	Voted - For
7.	Annual Reports on Company Operations in China	Shareholder	Against	Voted - For
8.	Assessment of Worker Rights Commitments	Shareholder	Against	Voted - For
9.	Creation of Board Committee on Corporate Sustainability	Shareholder	Against	Voted - For
TEXAS INSTRUMENTS INCORPORATED
Security ID: 882508104
Ticker: TXN
Meeting Date: 27-Apr-23
1a.	Election of Director: Mark A. Blinn	Issuer	For	Voted - Against
1b.	Election of Director: Todd M. Bluedorn	Issuer	For	Voted - For
1c.	Election of Director: Janet F. Clark	Issuer	For	Voted - For
1d.	Election of Director: Carrie S. Cox	Issuer	For	Voted - Against
1e.	Election of Director: Martin S. Craighead	Issuer	For	Voted - Against
1f.	Election of Director: Curtis C. Farmer	Issuer	For	Voted - For
1g.	Election of Director: Jean M. Hobby	Issuer	For	Voted - For
1h.	Election of Director: Haviv Ilan	Issuer	For	Voted - For
1i.	Election of Director: Ronald Kirk	Issuer	For	Voted - For
1j.	Election of Director: Pamela H. Patsley	Issuer	For	Voted - Against
1k.	Election of Director: Robert E. Sanchez	Issuer	For	Voted - For
1l.	Election of Director: Richard K. Templeton	Issuer	For	Voted - For
2.	Board Proposal to Approve Amendment and Restatement of the Ti Employees 2014 Stock Purchase Plan to Extend the Termination Date.	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Board Proposal Regarding Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation.	Issuer	1 Year	Voted - 1 Year
4.	Board Proposal Regarding Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - Against
5.	Board Proposal to Ratify the Appointment of Ernst & Young LLP As the Companys Independent Registered Public Accounting Firm for 2023.	Issuer	For	Voted - Against
6.	Stockholder Proposal to Permit A Combined 10% of Stockholders to Call A Special Meeting.	Shareholder	Against	Voted - For
7.	Stockholder Proposal to Report on Due Diligence Efforts to Trace End-user Misuse of Company Products.	Shareholder	Against	Voted - For
THE COCA-COLA COMPANY
Security ID: 191216100
Ticker: KO
Meeting Date: 25-Apr-23
1a.	Election of Director: Herb Allen	Issuer	For	Voted - For
1b.	Election of Director: Marc Bolland	Issuer	For	Voted - For
1c.	Election of Director: Ana Botín	Issuer	For	Voted - For
1d.	Election of Director: Christopher C. Davis	Issuer	For	Voted - For
1e.	Election of Director: Barry Diller	Issuer	For	Voted - Against
1f.	Election of Director: Carolyn Everson	Issuer	For	Voted - For
1g.	Election of Director: Helene D. Gayle	Issuer	For	Voted - For
1h.	Election of Director: Alexis M. Herman	Issuer	For	Voted - For
1i.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - For
1j.	Election of Director: Amity Millhiser	Issuer	For	Voted - For
1k.	Election of Director: James Quincey	Issuer	For	Voted - For
1l.	Election of Director: Caroline J. Tsay	Issuer	For	Voted - For
1m.	Election of Director: David B. Weinberg	Issuer	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation	Issuer	For	Voted - For
3.	Advisory Vote on the Frequency of Future Advisory Votes to Approve Executive Compensation	Issuer	1 Year	Voted - 1 Year
4.	Ratify the Appointment of Ernst & Young LLP As Independent Auditors of the Company to Serve for the 2023 Fiscal Year	Issuer	For	Voted - Against
5.	Shareowner Proposal Requesting an Audit of the Companys Impact on Nonwhite Stakeholders	Shareholder	Against	Voted - For
6.	Shareowner Proposal Requesting A Global Transparency Report	Shareholder	Against	Voted - Against
7.	Shareowner Proposal Regarding Political Expenditures Values Alignment	Shareholder	Against	Voted - Against
8.	Shareowner Proposal Requesting an Independent Board Chair Policy	Shareholder	Against	Voted - For
9.	Shareowner Proposal Requesting A Report on Risks from State Policies Restricting Reproductive Rights	Shareholder	Against	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

UNITED PARCEL SERVICE, INC.
Security ID: 911312106
Ticker: UPS
Meeting Date: 04-May-23
1a.	Election of Director to Serve Until 2024 Annual Meeting: Carol B. Tomé	Issuer	For	Voted - For
1b.	Election of Director to Serve Until 2024 Annual Meeting: Rodney C. Adkins	Issuer	For	Voted - Against
1c.	Election of Director to Serve Until 2024 Annual Meeting: Eva C. Boratto	Issuer	For	Voted - For
1d.	Election of Director to Serve Until 2024 Annual Meeting: Michael J. Burns	Issuer	For	Voted - Against
1e.	Election of Director to Serve Until 2024 Annual Meeting: Wayne M. Hewett	Issuer	For	Voted - For
1f.	Election of Director to Serve Until 2024 Annual Meeting: Angela Hwang	Issuer	For	Voted - For
1g.	Election of Director to Serve Until 2024 Annual Meeting: Kate E. Johnson	Issuer	For	Voted - For
1h.	Election of Director to Serve Until 2024 Annual Meeting: William R. Johnson	Issuer	For	Voted - Against
1i.	Election of Director to Serve Until 2024 Annual Meeting: Franck J. Moison	Issuer	For	Voted - For
1j.	Election of Director to Serve Until 2024 Annual Meeting: Christiana Smith Shi	Issuer	For	Voted - Against
1k.	Election of Director to Serve Until 2024 Annual Meeting: Russell Stokes	Issuer	For	Voted - Against
1l.	Election of Director to Serve Until 2024 Annual Meeting: Kevin Warsh	Issuer	For	Voted - Against
2.	To Approve on an Advisory Basis Named Executive Officer Compensation.	Issuer	For	Voted - Against
3.	To Approve on an Advisory Basis the Frequency of Future Advisory Votes on Named Executive Officer Compensation.	Issuer	1 Year	Voted - 1 Year
4.	To Ratify the Appointment of Deloitte & Touche LLP As Upss Independent Registered Public Accounting Firm for the Year Ending December 31, 2023.	Issuer	For	Voted - Against
5.	To Reduce the Voting Power of Ups Class A Stock from 10 Votes Per Share to One Vote Per Share.	Shareholder	Against	Voted - For
6.	To Adopt Independently Verified Science-based Greenhouse Gas Emissions Reduction Targets.	Shareholder	Against	Voted - For
7.	To Prepare A Report on Integrating Ghg Emissions Reductions Targets Into Executive Compensation.	Shareholder	Against	Voted - For
8.	To Prepare A Report on Addressing the Impact of Upss Climate Change Strategy on Relevant Stakeholders Consistent with the Just Transition&quot Guidelines. &quot	Shareholder	Against	Voted - For
9.	To Prepare A Report on Risks Or Costs Caused by State Policies Restricting Reproductive Rights.	Shareholder	Against	Voted - Against
10.	To Prepare A Report on the Impact of Upss De&i Policies on Civil Rights, Non-discrimination and Returns to Merit, and the Companys Business.	Shareholder	Against	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

11.	To Prepare an Annual Report on the Effectiveness of Upss Diversity, Equity and Inclusion Efforts.	Shareholder	Against	Voted - For
UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102
Ticker: UNH
Meeting Date: 05-Jun-23
1a.	Election of Director: Timothy Flynn	Issuer	For	Voted - For
1b.	Election of Director: Paul Garcia	Issuer	For	Voted - For
1c.	Election of Director: Kristen Gil	Issuer	For	Voted - For
1d.	Election of Director: Stephen Hemsley	Issuer	For	Voted - Against
1e.	Election of Director: Michele Hooper	Issuer	For	Voted - For
1f.	Election of Director: F. William Mcnabb III	Issuer	For	Voted - For
1g.	Election of Director: Valerie Montgomery Rice, M.D.	Issuer	For	Voted - For
1h.	Election of Director: John Noseworthy, M.D.	Issuer	For	Voted - For
1i.	Election of Director: Andrew Witty	Issuer	For	Voted - For
2.	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - For
3.	Advisory Approval of the Frequency of Holding Future Say-on-pay Votes.	Issuer	1 Year	Voted - 1 Year
4.	Ratification of the Appointment of Deloitte & Touche LLP As the Independent Registered Public Accounting Firm for the Company for the Year Ending December 31, 2023.	Issuer	For	Voted - Against
5.	If Properly Presented at the 2023 Annual Meeting of Shareholders, the Shareholder Proposal Seeking A Third-party Racial Equity Audit.	Shareholder	Against	Voted - For
6.	If Properly Presented at the 2023 Annual Meeting of Shareholders, the Shareholder Proposal Requiring A Political Contributions Congruency Report.	Shareholder	Against	Voted - Against
7.	If Properly Presented at the 2023 Annual Meeting of Shareholders, the Shareholder Proposal Seeking Shareholder Ratification of Termination Pay.	Shareholder	Against	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 3, 2023